BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
The partnership accounts for business combinations using the acquisition method of accounting under IFRS 3, Business Combinations pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition. Financial results of each transaction are included within the partnership’s condensed consolidated statements of income from the dates of each acquisition.

The partnership completed the following business combinations during 2025 that were accounted for on a provisional basis as disclosed in Note 3, Business Combinations of the partnership’s consolidated financial statements for the year ended December 31, 2025:

•On July 31, 2025, the partnership acquired a portfolio of hostels across Europe (“European Hostels”) for total consideration of €326 million ($372 million).
•The partnership also completed several individually immaterial acquisitions during 2025 for total consideration of $542 million. These acquisitions are primarily comprised of storage assets and a hotel acquired through an opportunistic real estate fund.
In the first quarter of 2026, the partnership completed the purchase price allocation for all of the 2025 business combinations. No material changes were made to the provisional purchase price allocation.

On January 30, 2026, the partnership completed an immaterial business combination consisting of a multifamily operating platform in Brazil for total consideration of R$214 million ($41 million), which was accounted for on a provisional basis. The fair value of total assets acquired was $64 million, including goodwill of $22 million and intangible assets of $27 million, and total liabilities of $23 million. Goodwill primarily reflects the embedded value of the acquired operations and other items that are not separately identifiable. The goodwill recognized is not deductible for income tax purposes.

During the period from the acquisition date to June 30, 2026, the partnership recorded revenue and net loss in connection with this acquisition of approximately $5 million and $8 million, respectively, excluding the impact of transaction costs. If the acquisition had occurred on January 1, 2026, the partnership’s total revenue and net income would have been $3,572 million and $15 million, respectively, for the six months ended June 30, 2026, excluding the impact of transaction costs.

Acquisition-related transaction costs, which primarily relate to legal and consulting fees, are expensed as incurred in accordance with IFRS 3 and included in general and administrative expense on the consolidated income statement.